Income Taxes (Components of Income Tax Expenses) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Income Taxes
Domestic, Current	$ 2	¥ 175	¥ 12,988	¥ 7,635
Foreign, Current	72	5,956	4,599	5,142
Sub Total, Current	74	6,131	17,587	12,777
Domestic, Deferred	679	56,194	28,207	(84,072)
Foreign, Deferred	(12)	(995)	(8,633)	441
Sub Total, Deferred	667	55,199	19,574	(83,631)
Income Tax Expense (Benefit), Total	$ 741	¥ 61,330	¥ 37,161	¥ (70,854)